Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions	The following summarizes the Company's interest rate swap agreement as at September 30, 2021:

	Interest Rate	Notional Amount	Fair Value /Carrying Amount of Liability	Remaining Term	Fixed Swap Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	(120)	3.3	0.76

(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of September 30, 2021, ranged from 2.25% to 2.40%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Derivative Assets	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$
As at September 30, 2021
Interest rate swap agreement	181	(301)	—
Forward freight agreements	—	(270)	—
	181	(571)	—

As at December 31, 2020
Interest rate swap agreement	—	(289)	(597)
	—	(289)	(597)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized (losses) gains relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Company’s unaudited consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2021			September 30, 2020
	Realized Losses	Unrealized Gains	Total	Realized Losses	Unrealized Gains (Losses)	Total
	$	$	$	$	$	$
Interest rate swap agreement	(79)	75	(4)	(58)	49	(9)
Forward freight agreements	(359)	136	(223)	(184)	(221)	(405)
	(438)	211	(227)	(242)	(172)	(414)

	Nine Months Ended			Nine Months Ended
	September 30, 2021			September 30, 2020
	Realized Losses	Unrealized Gains (Losses)	Total	Realized Gains (Losses)	Unrealized Losses	Total
	$	$	$	$	$	$
Interest rate swap agreement	(216)	766	550	551	(1,648)	(1,097)
Forward freight agreements	(419)	(167)	(586)	(433)	(300)	(733)
	(635)	599	(36)	118	(1,948)	(1,830)